Change in accounting policy (Detail) - Adjustments to Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Net cash provided by operating activities	$ 4,297	$ 7,269	$ 40,518	$ (11,076)
Net cash used in investing activities	(15,587)	(699)	(24,059)	(4,728)
Net change in cash and cash equivalents	$ (24,540)	4,807	$ 485	(27,884)
Previously Reported [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities		22,448		17,246
Net cash used in investing activities		(15,878)		(33,050)
Adjustment [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities		(15,179)		(28,322)
Net cash used in investing activities		15,179		28,322
Net change in cash and cash equivalents
Restated [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities		7,269		(11,076)
Net cash used in investing activities		$ (699)		$ (4,728)